UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               5/14/2003
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          112
                                         -----------
Form 13F Information Table Value Total:  $    94,125
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ----- ------ ------
ALLIED IRISH BANKS ADR         COMMON           019228402     1283  46700 N          Sole             20900      0  25800
AMERICAN INTL GROUP INC.       COMMON           026874107     2442  49392 N          Sole             19095      0  30297
AMERICAN INTL GROUP INC.       COMMON           026874107      148   3000 N          Other                0      0   3000
AMGEN INC                      COMMON           031162100      578  10050 N          Sole              4400      0   5650
AMGEN INC                      COMMON           031162100      230   4000 N          Other                0      0   4000
AOL TIME WARNER                COMMON           00184A105      163  15050 N          Sole             14750      0    300
AMERICAN EXPRESS CO            COMMON           025816109     1600  48160 N          Sole                 0      0  48160
BALDOR ELECTRIC                COMMON           057741100     2528 118110 N          Sole             38780      0  79330
BROWN-FORMAN INC CLASS A       COMMON           115637100      349   4521 N          Sole                 0      0   4521
BROWN-FORMAN INC CLASS B       COMMON           115637209      277   3600 N          Sole                 0      0   3600
BALLARD POWER SYSTEMS INC      COMMON           05858H104      133  14200 N          Sole              3600      0  10600
BMC SOFTWARE                   COMMON           055921100      479  31750 N          Sole              8000      0  23750
BP PLC ADR                     COMMON           055622104     2727  70653 N          Sole             31145      0  39508
BP PLC ADR                     COMMON           055622104       73   1900 N          Other                0      0   1900
BEAR STEARNS COMPANIES INC     COMMON           073902108      617   9400 N          Sole              6800      0   2600
ANHEUSER-BUSCH COMPANY         COMMON           035229103     2086  44750 N          Sole             16410      0  28340
ANHEUSER-BUSCH COMPANY         COMMON           035229103      196   4200 N          Other                0      0   4200
CONAGRA FOODS INC              COMMON           205887102     2802 139552 N          Sole             42640      0  96912
CONAGRA FOODS INC              COMMON           205887102       40   2000 N          Other                0      0   2000
CHUBB CORP                     COMMON           171232101     1538  34700 N          Sole             14055      0  20645
C&D TECHNOLOGIES INC           COMMON           124661109      144  12000 N          Sole              3600      0   8400
COLGATE-PALMOLIVE              COMMON           194162103      854  15691 N          Sole                 0      0  15691
C S X CORP                     COMMON           126408103     2006  70320 N          Sole             23220      0  47100
C S X CORP                     COMMON           126408103       66   2300 N          Other                0      0   2300
CHEVRONTEXACO CORP             COMMON           166764100     1624  25120 N          Sole             10295      0  14825
CHEVRONTEXACO CORP             COMMON           166764100       65   1000 N          Other                0      0   1000
DOMINION RESOURCES             COMMON           25746U109      760  13723 N          Sole              7283      0   6440
DIEBOLD INC                    COMMON           253651103     2455  72345 N          Sole             23345      0  49000
DIEBOLD INC                    COMMON           253651103       44   1300 N          Other                0      0   1300
WALT DISNEY CO                 COMMON           254687106      412  24180 N          Sole               400      0  23780
WALT DISNEY CO                 COMMON           254687106       61   3600 N          Other                0      0   3600
DUKE REALTY CORP               COMMON           264411505     1440  53360 N          Sole             36835      0  16525
DUKE REALTY CORP               COMMON           264411505      135   5000 N          Other                0      0   5000
DEVRY INC                      COMMON           251893103     2429 130095 N          Sole             38550      0  91545
DEVON ENERGY CORP              COMMON           25179M103     1617  33540 N          Sole              8890      0  24650
DEVON ENERGY CORP              COMMON           25179M103      135   2800 N          Other                0      0   2800
EMERSON ELECTRIC CO            COMMON           291011104     3486  76878 N          Sole             31555      0  45323
EL PASO CORP                   COMMON           28336L109     1097 181325 N          Sole             83725      0  97600
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107      773  32120 N          Sole             23920      0   8200
EQUITY RESIDENTIAL PROPERT     COMMON           29476L107       48   2000 N          Other                0      0   2000
FEDEX CORPORATION              COMMON           31428X106     1591  28895 N          Sole             13440      0  15455
FEDEX CORPORATION              COMMON           31428X106      143   2600 N          Other                0      0   2600
GILLETTE COMPANY               COMMON           375766102     2080  67223 N          Sole             26570      0  40653
GILLETTE COMPANY               COMMON           375766102       65   2100 N          Other                0      0   2100
GENERAL DYNAMICS CORP          COMMON           369550108     1468  26655 N          Sole              9380      0  17275
GENERAL DYNAMICS CORP          COMMON           369550108      132   2400 N          Other                0      0   2400
GENERAL ELECTRIC               COMMON           369604103      599  23509 N          Sole                 0      0  23509
GENERAL ELECTRIC               COMMON           369604103      140   5500 N          Other                0      0   5500
HERSHEY FOODS CORP.            COMMON           427866108     2333  37230 N          Sole             12050      0  25180
HERSHEY FOODS CORP.            COMMON           427866108       31    500 N          Other                0      0    500
INTEL CORP                     COMMON           458140100       47   2860 N          Sole                 0      0   2860
INTEL CORP                     COMMON           458140100      138   8500 N          Other                0      0   8500
ILLINOIS TOOL WORKS INC        COMMON           452308109       70   1200 N          Sole               600      0    600
ILLINOIS TOOL WORKS INC        COMMON           452308109      256   4400 N          Other                0      0   4400
JOHNSON & JOHNSON              COMMON           478160104     5632  97328 N          Sole             38104      0  59224
JOHNSON & JOHNSON              COMMON           478160104      379   6544 N          Other                0      0   6544
JEFFERSON PILOT CORP           COMMON           475070108     1752  45525 N          Sole             17225      0  28300
LANDSTAR INC                   COMMON           515097103        2  50000 N          Sole             50000      0      0
LEHMAN BROTHERS HOLDINGS I     COMMON           524908100      975  16885 N          Sole              5960      0  10925
LILLY, ELI & CO                COMMON           532457108      434   7600 N          Sole                 0      0   7600
LOCKHEED MARTIN CORP.          COMMON           539830109      712  14965 N          Sole             12150      0   2815
LINCOLN NATIONAL CORP          COMMON           534187109      998  35625 N          Sole             22760      0  12865
LUCENT TECHNOLOGIES            COMMON           549463107       93  63262 N          Sole             51980      0  11282
LUCENT TECHNOLOGIES            COMMON           549463107        7   4500 N          Other                0      0   4500
MCDONALD'S CORP                COMMON           580135101      200  13800 N          Sole                 0      0  13800
MEDTRONIC INC                  COMMON           585055106     1347  29860 N          Sole             19185      0  10675
MEDTRONIC INC                  COMMON           585055106      108   2400 N          Other                0      0   2400
MERRILL LYNCH & COMPANY        COMMON           590188108      436  12315 N          Sole              8105      0   4210
3M CO                          COMMON           88579Y101      234   1800 N          Sole                 0      0   1800
MOLEX INC                      COMMON           608554101     3203 149129 N          Sole             46452      0 102677
MOLEX INC                      COMMON           608554101       86   4000 N          Other                0      0   4000
MERCK & CO INC                 COMMON           589331107     2015  36790 N          Sole             10100      0  26690
MERCK & CO INC                 COMMON           589331107      181   3300 N          Other                0      0   3300
NATIONAL CITY CORP             COMMON           635405103      326  11700 N          Sole              6200      0   5500
NCR CORP.                      COMMON           62886E108     1090  59440 N          Sole             29610      0  29830
NCR CORP.                      COMMON           62886E108       24   1300 N          Other                0      0   1300
NEIMAN MARCUS GROUP CL A       COMMON           640204202      232   8000 N          Sole                 0      0   8000
NORFOLK SOUTHERN CORP.         COMMON           655844108     1803  97150 N          Sole             30235      0  66915
OMNICOM GROUP                  COMMON           681919106      211   3900 N          Sole                 0      0   3900
OMNICOM GROUP                  COMMON           681919106       38    700 N          Other                0      0    700
ORACLE CORP                    COMMON           68389X105      273  25200 N          Sole              6000      0  19200
ORACLE CORP                    COMMON           68389X105       54   5000 N          Other                0      0   5000
PAYCHEX INC                    COMMON           704326107      211   7677 N          Sole              1000      0   6677
PEPSICO INC                    COMMON           713448108     3979  99479 N          Sole             36820      0  62659
PEPSICO INC                    COMMON           713448108      240   6000 N          Other                0      0   6000
PRIME MEDICAL SERVICES INC     COMMON           74156D108       83  11232 N          Sole                 0      0  11232
POST PROPERTIES INC            COMMON           737464107      602  24945 N          Sole             11160      0  13785
ROYAL DUTCH PETROLEUM          COMMON           780257804      314   7700 N          Sole               500      0   7200
TRANSOCEAN INC                 COMMON           G90078109      327  15973 N          Sole             14973      0   1000
TRANSOCEAN INC                 COMMON           G90078109       41   2000 N          Other                0      0   2000
RAYTHEON CO                    COMMON           755111507     2415  85130 N          Sole             33830      0  51300
RAYTHEON CO                    COMMON           755111507      113   4000 N          Other                0      0   4000
SBC COMMUNICATIONS INC.        COMMON           78387G103     1555  77505 N          Sole             38675      0  38830
SBC COMMUNICATIONS INC.        COMMON           78387G103       40   2000 N          Other                0      0   2000
SHERWIN-WILLIAMS CO            COMMON           824348106     1840  69600 N          Sole             15330      0  54270
SPINNAKER EXPLORATION CO       COMMON           84855W109      273  14075 N          Sole             12390      0   1685
SONOCO PRODUCTS CO             COMMON           835495102      473  22586 N          Sole                 0      0  22586
SUNTRUST BANKS INC             COMMON           867914103      545  10350 N          Sole                 0      0  10350
TOKHEIM 'C' WARRANTS           COMMON           889073136        0  10000 N          Sole             10000      0      0
UNION PACIFIC CORP             COMMON           907818108     1527  27755 N          Sole             10600      0  17155
UNION PACIFIC CORP             COMMON           907818108      116   2100 N          Other                0      0   2100
U.S. BANCORP                   COMMON           902973304      974  51291 N          Sole             32033      0  19258
U.S. BANCORP                   COMMON           902973304       60   3162 N          Other                0      0   3162
VERIZON COMMUNICATIONS         COMMON           92343V104     2537  71760 N          Sole             32755      0  39005
VERIZON COMMUNICATIONS         COMMON           92343V104       82   2330 N          Other                0      0   2330
WALGREEN CO.                   COMMON           931422109      280   9500 N          Sole              1000      0   8500
WACHOVIA CORP                  COMMON           929903102      531  15588 N          Sole              8000      0   7588
WACHOVIA CORP                  COMMON           929903102       89   2600 N          Other                0      0   2600
WILLIAMS COS INC               COMMON           969457100       92  20000 N          Sole             10000      0  10000
WYETH                          COMMON           983024100      547  14462 N          Sole              2000      0  12462
EXXON MOBIL CORPORATION        COMMON           30231G102     2289  65492 N          Sole             21000      0  44492
EXXON MOBIL CORPORATION        COMMON           30231G102       72   2056 N          Other                0      0   2056